Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Multinational Electronics Contract Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	15.00%	16.00%	13.00%
Multinational Electronics Contract Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	15.00%	34.00%
Multinational Telecommunication and Hardware Manufacturing Company | Revenue
Concentration Risk [Line Items]
Concentration risk	4.00%	5.00%	5.00%
Multinational Telecommunication and Hardware Manufacturing Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	12.00%	7.00%
International Digital Security Company | Revenue
Concentration Risk [Line Items]
Concentration risk	12.00%	10.00%	0.00%
International Digital Security Company | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	0.00%	6.00%
International Software Services Provider | Revenue
Concentration Risk [Line Items]
Concentration risk	8.00%	6.00%	5.00%
International Software Services Provider | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	14.00%	4.00%
International Computer and Hardware Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	5.00%	3.00%	2.00%
International Computer and Hardware Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	12.00%	2.00%
International Equipment and Software Manufacturer | Revenue
Concentration Risk [Line Items]
Concentration risk	6.00%	6.00%	10.00%
International Equipment and Software Manufacturer | Accounts Receivable
Concentration Risk [Line Items]
Concentration risk	19.00%	12.00%